Loans (Details) - Schedule of allowance for loan losses by portfolio segment - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
One- to four-family [Member]
Residential real estate:
Beginning balance	$ 685	$ 795
Provision for loan losses	49	41
Loans charged off	(65)	(190)
Recoveries	2	39
Ending balance	671	685
Multi-family [Member]
Residential real estate:
Beginning balance	200	225
Provision for loan losses	(16)	(25)
Loans charged off
Recoveries
Ending balance	184	200
Construction [Member]
Residential real estate:
Beginning balance	6	8
Provision for loan losses		(2)
Loans charged off
Recoveries
Ending balance	6	6
Land [Member]
Residential real estate:
Beginning balance	1	1
Provision for loan losses
Loans charged off
Recoveries
Ending balance	1	1
Farm [Member]
Residential real estate:
Beginning balance	6	6
Provision for loan losses	(2)
Loans charged off
Recoveries
Ending balance	4	6
Nonresidential real estate [Member]
Residential real estate:
Beginning balance	336	321
Provision for loan losses	69	15
Loans charged off
Recoveries
Ending balance	405	336
Commercial and industrial [Member]
Residential real estate:
Beginning balance	5	3
Provision for loan losses	(2)	2
Loans charged off
Recoveries
Ending balance	3	5
Loans on deposits [Member]
Residential real estate:
Beginning balance	3	3
Provision for loan losses	(1)
Loans charged off
Recoveries
Ending balance	2	3
Home equity [Member]
Residential real estate:
Beginning balance	14	13
Provision for loan losses	(3)	1
Loans charged off
Recoveries
Ending balance	11	14
Auto [Member]
Residential real estate:
Beginning balance
Provision for loan losses	8
Loans charged off	(8)
Recoveries
Ending balance
Unsecured [Member]
Residential real estate:
Beginning balance		1
Provision for loan losses	1	(21)
Loans charged off
Recoveries		20
Ending balance	1
Unallocated [Member]
Residential real estate:
Beginning balance	200	200
Provision for loan losses
Loans charged off
Recoveries
Ending balance	200	200
Total [Member]
Residential real estate:
Beginning balance	1,456	1,576
Provision for loan losses	103	11
Loans charged off	(73)	(190)
Recoveries	2	59
Ending balance	$ 1,488	$ 1,456